ProFunds

ProFund Advisors LLC

7501 Wisconsin Avenue

Suite 1000

Bethesda, MD 20814-6527

Phone: 240.497.6400

Fax: 240.497.6530

May 2, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ProFunds (the “Trust”)
File Nos. 333-28339 and 811-08239
Rule 497(j) Filing

Dear Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus for Money Market ProFund and forms of Statements of Additional Information of the Trust does not differ from that contained in Post-Effective Amendment No. 71 to the Registration Statement of the Trust, which were filed electronically with the Securities and Exchange Commission (“SEC”) on Friday, April 29, 2011.

Questions related to this filing should be directed to my attention at (240) 497-6539 or, in my absence, to Bruce Rosenblum, ProFund Advisors LLC at (240) 497-6483.

Sincerely,

/s/ Amy R. Doberman

Amy R. Doberman

Chief Legal Officer

and Secretary

cc:	Bruce Rosenblum